Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents			$ 810,819		$ 230,459
Prepayments and other current asset			52,369		43,279
Accounts receivable			72,346		360,657
Total current assets			935,534		634,395
Non-current assets
Equipment, net			51,067		12,087
Long-term deposit			43,897		20,538
Prepaid expenses, non-current			5,979
Deferred tax asset			46,048		83,014
Right of use			286,475		102,077
Total non-current assets			433,466		217,716
TOTAL ASSETS			1,369,000		852,111
Current liabilities
Accounts payable			262,323		466,479
Lease liabilities, current			122,265		62,395
Other payables			13,965		11,648
Total current liabilities			987,462		626,319
Lease liabilities, non-current			172,955		45,881
Total non-current liabilities			172,955		45,881
Total liabilities			1,160,417		672,200
Shareholders’ equity
Ordinary shares(par value of $1 per share; 50,000 shares authorized as of March 31, 2024 and 2023, respectively; 10,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively)	[1]		10,000		10,000
Subscription receivable					(9,999)
Additional paid in capital			1,060,309		1,060,309
Accumulated loss			(864,073)		(882,279)
Accumulated other comprehensive income			2,347		1,880
Total shareholders’ equity			208,583		179,911
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			1,369,000		852,111
Related Party [Member]
Current liabilities
Amount due to related parties-current			588,909		85,797
Alpha Time Acquisition Corp [Member]
Current assets
Cash and cash equivalents		$ 1,473		$ 15,054
Prepayments and other current asset		31,464		43,052		8,052
Deferred offering costs						584,518
Total current assets		32,937		58,106		592,570
Non-current assets
Investment held in Trust Account		53,347,588		74,062,199
TOTAL ASSETS		53,380,525		74,120,305		592,570
Current liabilities
Accrued offering costs and expenses		1,212,063		649,589		196,806
Total current liabilities		2,869,271		1,538,907		577,372
Deferred underwriting commission		2,415,000		2,415,000
Total liabilities		5,284,271		3,953,907		577,372
Commitments and Contingencies
Temporary Equity:
Ordinary shares subject to possible redemption, 4,739,226 and 6,900,000 shares at redemption value of $11.26 and $10.73 per share as of September 30, 2024 and December 31, 2023 respectively		53,347,588		74,062,199
Shareholders’ equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares(par value of $1 per share; 50,000 shares authorized as of March 31, 2024 and 2023, respectively; 10,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively)		214		214		173
Additional paid in capital						24,827
Accumulated loss		(5,251,548)		(3,896,015)		(9,802)
Total shareholders’ equity		(5,251,334)	$ (4,405,704)	(3,895,801)	$ (2,224,219)	15,198
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		53,380,525		74,120,305		592,570
Alpha Time Acquisition Corp [Member] | Related Party [Member]
Current liabilities
Promissory note – related party		1,152,500		690,000
Due to related party		$ 504,708		$ 199,318		$ 380,566

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization as of the issuance date of this report.